STOCKHOLDERS' DEFICIT (Details) - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Number of Warrants Outstanding (in Shares)	54,664,518	124,888,519	53,280,406
Weighted-Average Contractual Life Remaining in Years	1 year 2 months 12 days	1 year 1 month 13 days	1 year 1 month 13 days
Weighted- Average Exercise Price	$ 0.26	$ 0.33	$ 0.33
Number Exercisable (in Shares)	54,664,518	124,888,519	53,280,406
Weighted- Average Exercise Price	$ 0.26	$ 0.33	$ 0.33